Stock-Based Compensation - Vendor Warrant Activity (Details) - Vendor Warrants - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Shares
Beginning balance (in shares)	843
Granted (in shares)	0
Exercised (in shares)	(381)
Forfeited and expired (in shares)	0
Ending balance (in shares)	462	843
Vested and expected to vest at the end of period (in shares)	462
Exercisable at the end of period (in shares)	185
Weighted Average Exercise Price
Beginning balance (in dollars per share)	$ 1.75
Granted (in dollars per share)	0
Exercised (in dollars per share)	1.75
Forfeited and expired (in dollars per share)	0
Ending balance (in dollars per share)		$ 1.75
Vested and expected to vest at the end of period (in dollars per share)	1.75
Exercisable at the end of period (in dollars per share)	$ 1.75
Weighted Average Contractual Term (in Years)
Outstanding (in years)	7 years 3 days	7 years 3 days
Vested and expected to vest at the end of period (in years)	7 years 3 days
Exercisable at the end of period (in years)	7 years 3 days
Aggregate Intrinsic Value
Outstanding	$ 5,308	$ 9,957
Vested and expected to vest and the end of period	5,308
Exercisable at the end of period	$ 2,123
Previously Reported
Shares
Beginning balance (in shares)		1,861
Weighted Average Exercise Price
Beginning balance (in dollars per share)		$ 0.79
Weighted Average Contractual Term (in Years)
Outstanding (in years)		7 years 3 days
Aggregate Intrinsic Value
Outstanding		$ 9,957
Revision of Prior Period, Adjustment
Shares
Beginning balance (in shares)		(1,018)
Weighted Average Exercise Price
Beginning balance (in dollars per share)		$ 0.96